UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Dryden Short-Term Bond Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 12/31/2009

Date of reporting period: 6/30/2009

Item 1 – Reports to Stockholders

JUNE 30, 2009	SEMIANNUAL REPORT

Dryden Short-Term Bond Fund, Inc./

Dryden Short-Term Corporate Bond Fund

FUND TYPE

Debt

OBJECTIVE

High current income consistent with the preservation of principal

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

August 14, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund is to seek high current income consistent with the preservation of principal. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 3.25% (Class A shares). Gross operating expenses: Class A, 0.80%; Class B, 1.50%; Class C, 1.50%; Class R, 1.25%; Class Z, 0.50%. Net operating expenses apply to: Class A, 0.75%; Class B, 1.50%; Class C, 1.25%; Class R, 1.00%; Class Z, 0.50%, after contractual reduction through 4/30/2010.

Cumulative Total Returns as of 6/30/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	7.58%	6.61%	23.01%	60.99%	—
Class B	7.15	5.77	18.42	50.38	—
Class C	7.47	6.23	20.13	53.51	—
Class R	7.45	6.37	22.07	N/A	5.12% (5/17/04)
Class Z	7.70	6.86	24.55	65.33	—
Barclays Capital 1–5 Year U.S. Credit Index[2]	7.37	4.97	22.31	69.84	**
Lipper Short/Int. Inv.-Grade Debt Funds Avg.[3]	5.95	2.87	16.58	55.71	***

Average Annual Total Returns[4] as of 6/30/09
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		3.15%	3.54%	4.53%	—
Class B		2.77	3.44	4.16	—
Class C		5.23	3.74	4.38	—
Class R		6.37	4.07	N/A	4.08% (5/17/04)
Class Z		6.86	4.49	5.16	—
Barclays Capital 1–5 Year U.S. Credit Index[2]		4.97	4.11	5.44	**
Lipper Short/Int. Inv.-Grade Debt Funds Avg.[3]		2.87	3.08	4.51	***

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Distributions and Yields as of 6/30/09
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.23	3.59%
Class B	0.18	2.97
Class C	0.21	3.19
Class R	0.21	3.47
Class Z	0.24	3.95

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 3.25%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 3% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Barclays Capital 1–5 Year U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specific maturity (between one and five years), liquidity, and quality requirements. It gives an indication of how short- and intermediate-term bonds have performed.

3The Lipper Short/Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Short/Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately five years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Barclays Capital 1–5 Year U.S. Credit Index Closest Month-End to Inception cumulative total return is 22.52% for Class R. Barclays Capital 1–5 Year U.S. Credit Index Closest Month-End to Inception average annual return is 4.08% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total return is 16.87% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 3.08% for Class R.

Investors cannot invest directly in an index. The returns for the Barclays Capital 1–5 Year U.S. Credit Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	3

Your Fund’s Performance (continued)

Allocation expressed as a percentage of net assets as of 6/30/09
Corporate Bonds	87.6%
U.S. Treasury Obligations	2.9
Commercial Mortgage-Backed Securities	1.1
Municipal Bonds	1.0
Foreign Agencies	0.7
Foreign Local Government	0.5

Allocations reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/09
U.S. Government & Agency	2.9%
Aaa	1.8
Aa	12.6
A	34.3
Baa	39.6
Ba	2.2
B	0.3
Not Rated	4.6
Total Investments	98.3
Other assets in excess of liabilities	1.7
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2009, at the beginning of the period, and held through the six-month period ended June 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Short-Term Bond Fund, Inc./ Dryden Short-Term Corporate Bond Fund		Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,075.80	0.75%	$3.86
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Class B	Actual	$1,000.00	$1,071.50	1.50%	$7.70
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

Class C	Actual	$1,000.00	$1,074.70	1.25%	$6.43
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Class R	Actual	$1,000.00	$1,074.50	1.00%	$5.14
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

Class Z	Actual	$1,000.00	$1,077.00	0.50%	$2.57
	Hypothetical	$1,000.00	$1,022.32	0.50%	$2.51

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2009, and divided by the 365 days in the Fund's fiscal year ending December 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of June 30, 2009 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

LONG-TERM INVESTMENTS 93.8%
ASSET-BACKED SECURITIES
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(b)	Baa1	0.789%	3/15/12	$430	$428,192
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(b)	Baa1	0.819	2/15/12	25	24,860

Total asset-backed securities (cost $454,891)					453,052

BANK LOAN

Non Captive Finance
Lender Processing Svcs., Inc.(e) (cost $490,870)	Baa3	3.104	7/02/14	495	485,719

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.1%
Banc of America Commercial Mortgage, Inc., Ser. 2004-4, Class A3	AAA(c)	4.128	7/10/42	2,343	2,337,766
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(c)	7.620	6/10/33	782	801,749
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2	AAA(c)	4.853	7/10/45	1,575	1,543,952
GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207	12/10/41	968	965,116
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285	7/05/35	707	698,442
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128	1/12/38	819	816,678
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class A2	Aaa	4.851	8/15/42	1,800	1,720,312
LB-UBS Commercial Mortgage Trust, Ser. 2005-C5, Class A2	AAA(c)	4.885	9/15/30	1,800	1,740,878
Merrill Lynch Mortgage Trust, Ser. 2005-CIP1, Class A2	Aaa	4.960	7/12/38	1,800	1,768,541

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	7

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(c)	4.809%	1/14/42	$1,617	$1,631,750

Total commercial mortgage-backed securities (cost $14,369,089)					14,025,184

CORPORATE BONDS 87.6%

Aerospace/Defense 2.3%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750	8/15/10	1,240	1,244,763
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.950	6/01/14	2,500	2,512,863
Boeing Co., Sr. Unsec’d. Notes	A2	5.000	3/15/14	2,400	2,526,778
General Dynamics Corp., Gtd. Notes	A2	1.800	7/15/11	7,525	7,511,259
General Dynamics Corp., Gtd. Notes	A2	5.250	2/01/14	2,115	2,259,818
L-3 Communications Corp., Gtd. Notes	Ba3	7.625	6/15/12	1,000	1,002,500
Lockheed Martin Corp., Gtd. Notes	Baa1	7.375	4/15/13	3,000	3,213,681
Northrop Grumman Corp., Gtd. Notes	Baa1	7.125	2/15/11	3,910	4,196,849
Raytheon Co., Sr. Unsec’d. Notes	Baa1	5.500	11/15/12	2,000	2,176,460
Rockwell Collins, Inc., Sr. Unsec’d. Notes	A1	4.750	12/01/13	2,000	2,014,920

					28,659,891

Airlines 0.3%
American Airlines, Inc., Pass-thru Certs.	B1	6.817	5/23/11	700	563,500
American Airlines, Inc., Pass-thru Certs.	Ba1	7.858	10/01/11	205	192,188
Continental Airlines, Inc., Pass-thru Certs.	Ba1	7.373	12/15/15	211	149,467
Continental Airlines, Inc., Pass-thru Certs.(e)	Baa2	7.487	10/02/10	910	864,500
Delta Air Lines, Inc., Pass-thru Certs.	BBB-(c)	7.111	9/18/11	2,150	1,999,500

					3,769,155
Automotive 0.3%
American Honda Finance Corp., Notes, 144A	A1	6.700	10/01/13	1,000	1,008,525

See Notes to Financial Statements.

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	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Automotive (cont’d.)
Daimler Finance North America LLC, Gtd. Note	A3	4.875%	6/15/10	$260	$260,205
Daimler Finance North America LLC, Gtd. Note, M.T.N.	A3	5.750	9/08/11	1,155	1,178,555
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa2	5.250	1/15/11	1,195	1,207,958

					3,655,243

Banking 16.2%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.500	4/16/13	4,000	3,925,476
American Express Co., Sr. Unsec’d. Notes	A3	7.250	5/20/14	3,900	4,034,293
ANZ National International Ltd. (New Zealand), Bank Gtd., 144A	Aa2	6.200	7/19/13	2,500	2,575,430
Bank of America Corp., Sr. Unsec’d. Notes, M.T.N.	A2	4.900	5/01/13	5,250	5,113,668
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375	8/15/11	2,500	2,555,910
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375	9/11/12	4,000	4,019,232
Bank of America Corp., Sr. Unsec’d. Notes	A2	7.375	5/15/14	7,800	8,057,525
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	Aa2	5.125	8/27/13	4,600	4,841,932
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.450	9/12/12	5,000	5,213,045
Bear Stearns Co., Inc., Sr. Unsec’d. Notes	Aa3	5.350	2/01/12	3,000	3,145,833
Capital One Financial Corp., Sr. Notes	Baa1	7.375	5/23/14	2,800	2,887,304
Capital One Financial Corp., Sr. Unsec’d. Notes, M.T.N.	Baa1	5.700	9/15/11	230	231,020
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.250	2/27/12	3,000	2,929,500
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500	4/11/13	9,815	9,199,059
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.850	7/02/13	4,000	3,783,692
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.500	8/19/13	915	888,811
Citigroup, Inc., Sub. Notes	Baa1	4.875	5/07/15	2,000	1,633,790
Citigroup, Inc., Sub. Notes	Baa1	5.000	9/15/14	1,000	838,318

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	9

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Credit Suisse NY (Switzerland), Sr. Unsec’d. Notes, M.T.N.	Aa1	5.000%	5/15/13	$5,032	$5,144,329
Credit Suisse NY (Switzerland), Sr. Unsec’d. Notes	Aa1	5.500	5/01/14	2,250	2,337,615
Credit Suisse USA, Inc., Gtd. Notes	Aa1	6.500	1/15/12	2,000	2,158,240
Credit Suisse USA, Inc., Sr. Unsec’d. Notes	Aa1	4.875	8/15/10	1,615	1,665,393
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	Aa1	4.875	5/20/13	5,000	5,132,360
Fifth Third Bancorp, Sr. Unsec’d. Notes	Baa1	6.250	5/01/13	430	422,576
Goldman Sachs Group, Inc. (The), Notes, M.T.N.	A1	6.000	5/01/14	2,000	2,087,320
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.750	7/15/13	1,500	1,502,001
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.000	1/15/11	2,370	2,435,194
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.150	1/15/14	2,000	2,007,318
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Note	A1	5.250	10/15/13	9,750	9,950,800
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450	11/01/12	3,005	3,107,140
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.600	1/15/12	2,375	2,528,722
HSBC Bank PLC (United Kingdom), Sub. Notes	A2	6.950	3/15/11	1,338	1,374,483
HSBC Bank USA, Sr. Unsec’d. Notes	Aa3	3.875	9/15/09	1,775	1,783,477
ICICI Bank Ltd. (India), Bonds, 144A(b)	Baa2	1.6787	1/12/10	420	411,600
ICICI Bank, Ltd. (Singapore), Notes, 144A	Baa2	5.750	11/16/10	440	443,102
JPMorgan Chase & Co., Sr. Sub. Notes	A1	6.750	2/01/11	500	522,732
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.750	5/01/13	6,900	6,987,547
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	5.375	10/01/12	1,000	1,047,275

See Notes to Financial Statements.

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	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes, M.T.N.	Aa3	5.375%	1/15/14	$5,515	$5,552,177
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	5.600	6/01/11	1,525	1,596,584
Key Bank National Association, Sub. Notes	A3	5.700	8/15/12	1,300	1,261,774
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	4.250	2/08/10	2,055	2,063,142
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.450	2/05/13	5,220	5,080,610
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	6.050	8/15/12	1,665	1,669,401
Morgan Stanley Dean Witter, Sr. Unsec’d. Notes	A2	4.000	1/15/10	1,160	1,171,606
Morgan Stanley Dean Witter, Sr. Unsec’d. Notes, M.T.N.	A2	5.625	1/09/12	4,500	4,605,332
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	5.250	11/02/12	1,065	1,080,562
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300	3/01/13	4,000	4,051,468
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375	10/15/15	475	465,429
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A1	6.000	4/28/15	9,590	9,564,960
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.750	4/15/11	3,000	3,142,704
National City Bank, Sub. Notes	A2	4.625	5/01/13	3,350	3,197,481
Northern Trust Co., Sr. Unsec’d. Notes	A1	5.500	8/15/13	1,385	1,468,376
PNC Funding Corp., Gtd. Notes	A3	5.400	6/10/14	3,630	3,667,407
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200	5/13/14	3,850	3,840,125
State Street Corp., Sr. Unsec’d. Notes	A1	4.300	5/30/14	3,500	3,460,247
Suntrust Banks, Inc., Sr. Unsec’d. Notes	Baa1	5.250	11/05/12	610	621,657
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa1	4.875	6/10/14	2,500	2,557,214
US Bank NA, Sub. Notes	Aa2	6.300	2/04/14	665	722,238
US Bank NA, Sub. Notes	Aa2	6.375	8/01/11	3,000	3,214,515

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	11

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Wachovia Corp., Sr. Unsec’d. Notes(b)	A1	1.230%	4/23/12	$5,000	$4,697,055
Wachovia Corp., Sr. Unsec’d. Notes, M.T.N.	A1	5.500	5/01/13	4,000	4,132,016
Wells Fargo Capital XIII, Gtd. Notes, M.T.N.(b)	Ba3	7.700	12/29/49	500	415,000
Wells Fargo Capital XV, Gtd. Notes(b)	Ba3	9.750	12/31/49	1,000	967,500
Wells Fargo Co., Sr. Unsec’d. Notes	A1	5.250	10/23/12	9,250	9,574,989

					202,764,631

Brokerage 0.3%
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	A2	4.950	6/01/14	2,150	2,186,926
Janus Capital Group, Inc., Sr. Unsec’d. Notes	Baa3	6.500	6/15/12	650	600,413
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	5.250	2/06/12	1,520	224,200
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	5.625	1/24/13	1,000	151,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	6.000	7/19/12	900	132,750

					3,295,539

Building Materials & Construction 0.6%
American Standard, Inc., Gtd. Notes	BBB+(c)	7.625	2/15/10	810	823,789
CRH America, Inc., Gtd. Notes	Baa1	5.625	9/30/11	570	559,431
CRH America, Inc., Notes	Baa1	6.950	3/15/12	4,000	4,019,368
Hanson PLC (United Kingdom), Gtd. Notes	B3	7.875	9/27/10	620	598,300
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150	7/15/11	700	707,514
RPM International, Inc., Sr. Unsec’d. Notes	Baa3	4.450	10/15/09	830	829,700

					7,538,102

Cable 3.0%
AT&T Broadband Corp., Gtd. Notes	Baa1	8.375	3/15/13	1,480	1,687,200
Comcast Cable Communications, Inc., Sr. Unsec’d. Notes	Baa1	6.750	1/30/11	1,810	1,912,471

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
Comcast Corp., Gtd. Notes	Baa1	5.300%	1/15/14	$6,300	$6,515,126
Comcast Corp., Gtd. Notes	Baa1	5.450	11/15/10	1,145	1,190,563
Comcast Corp., Gtd. Notes	Baa1	5.500	3/15/11	1,800	1,872,965
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	4.625	1/15/10	2,725	2,737,917
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	5.450	12/15/14	3,501	3,475,397
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	6.750	3/15/11	390	411,378
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.750	11/01/10	2,300	2,394,291
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.875	8/15/09	290	291,880
Shaw Communications, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	8.250	4/11/10	600	616,500
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400	7/02/12	2,880	2,976,768
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.200	7/01/13	1,000	1,053,644
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500	4/01/14	9,400	10,355,003

					37,491,103

Capital Goods 3.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.	A2	4.850	12/07/12	1,085	1,133,607
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.	A2	6.200	9/30/13	455	481,734
Cornell University, Sr. Unsec’d. Notes	Aa1	4.350	2/01/14	2,000	2,065,200
Duke University, Notes	Aa1	4.200	4/01/14	2,000	2,057,000
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.125	4/15/15	3,000	3,055,767
ERAC USA Finance Co., Sr. Unsec’d. Notes, 144A (original cost $815,000; purchased 5/8/09)(e)(g)	Baa2	5.900	11/15/15	1,000	916,310
ERAC USA Finance Co., Gtd. Notes, 144A (original cost $899,307; purchased 10/10/07)(e)(g)	Baa2	5.800	10/15/12	900	842,267
ERAC USA Finance Co., Notes, 144A (original cost $610,000; purchased 8/22/06)(b)(e)(g)	BBB(c)	0.914	8/28/09	610	605,183

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	13

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
ERAC USA Finance Co., Notes, 144A (original cost $202,036; purchased 1/18/06)(e)(g)	Baa2	8.000%	1/15/11	$180	$179,081
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	3.875	2/15/14	2,820	2,881,453
Illinois Tool Works, Inc., Sr. Notes, 144A	A1	5.150	4/01/14	2,000	2,101,728
ITT Corp., Sr. Unsec’d. Notes	Baa1	4.900	5/01/14	3,500	3,476,067
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.	A2	4.500	4/03/13	2,500	2,550,480
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.	A2	4.950	12/17/12	1,565	1,612,707
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.	A2	5.250	10/01/12	1,000	1,056,312
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.	A2	5.650	7/25/11	2,500	2,613,835
TDIC Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Aa2	6.500	7/02/14	2,400	2,406,000
Textron Financial Corp., Sr. Unsec’d. Notes	Baa3	4.600	5/03/10	1,700	1,623,486
Tyco International Group SA (Luxembourg), Gtd. Notes	Baa1	6.375	10/15/11	2,000	2,107,464
Tyco International Group SA (Luxembourg), Gtd. Notes	Baa1	6.750	2/15/11	1,000	1,038,869
Waste Management, Inc., Gtd. Notes	Baa3	6.375	11/15/12	5,000	5,309,425
Waste Management, Inc., Gtd. Notes	Baa3	6.375	3/11/15	1,000	1,036,044

					41,150,019

Chemicals 1.1%
Chevron Phillips Chemical Co. LLC, Sr. Notes, 144A	Baa1	7.000	6/15/14	2,500	2,556,068
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600	5/15/14	4,050	4,171,504
E.I. Du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000	1/15/13	735	772,703
E.I. Du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.000	7/15/13	1,145	1,204,116

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Koppers, Inc., Sr. Sec’d. Notes	Ba3	9.875%	10/15/13	$700	$689,500
Lubrizol Corp., Gtd. Notes	Baa2	4.625	10/01/09	900	904,832
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	5.250	5/15/14	2,000	2,063,986
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.750	3/15/13	1,000	1,039,477

					13,402,186

Consumer 1.4%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.450	10/15/12	8,079	8,554,967
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa2	5.125	1/15/11	555	557,086
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa2	6.375	6/15/14	1,250	1,242,881
Philips Electronics NV (Netherlands), Sr. Unsec’d. Notes	A3	4.625	3/11/13	1,000	1,023,274
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	3.500	2/15/15	2,000	2,018,444
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	4.600	1/15/14	1,380	1,451,321
Western Union Co. (The), Gtd. Notes	A3	5.400	11/17/11	690	721,148
Whirlpool Corp., Notes	Baa3	8.600	5/01/14	1,000	1,045,000
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125	6/15/11	415	406,324

					17,020,445

Electrical Utilities 4.8%
AES Corp., Sr. Unsec’d. Notes	B1	9.375	9/15/10	500	505,000
Alabama Power Co., Series HH, Sr. Unsec’d. Notes	A2	5.100	2/01/11	835	870,546
Appalachian Power Co., Sr. Unsec’d. Notes	Baa2	4.400	6/01/10	1,000	1,014,402
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	1,210	1,255,229
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.125	7/01/13	950	991,390
Centerpoint Energy Houston Electric LLC, Mortgage, Ser. U	Baa2	7.000	3/01/14	1,060	1,144,302
Con Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A3	5.550	4/01/14	2,500	2,664,628

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	15

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electrical Utilities (cont’d.)
Consolidated Natural Gas Co., Sr. Unsec’d. Notes	Baa2	6.250%	11/01/11	$5,000	$5,335,595
Consumers Energy Co., First Mortgage Bonds	Baa1	4.400	8/15/09	710	711,116
Consumers Energy Co., First Mortgage Bonds, Ser. D	Baa1	5.375	4/15/13	1,500	1,539,336
Delmarva Power & Light Co., First Mortgage	Baa1	6.400	12/01/13	2,000	2,133,040
Detroit Edison Co. (The), Mortgage	A3	6.400	10/01/13	1,000	1,092,267
Dominion Resource, Inc., Sr. Unsec’d. Notes, Ser. B	Baa2	6.250	6/30/12	2,000	2,147,352
DTE Energy Co., Sr. Unsec’d. Notes	Baa2	7.625	5/15/14	1,550	1,617,675
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	5.650	6/15/13	1,700	1,781,845
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.300	2/01/14	2,000	2,159,278
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	5.375	11/02/12	1,000	1,047,966
Enel Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	5.700	1/15/13	620	647,938
Exelon Generation Co., LLC, Sr. Unsec’d. Notes	A3	6.950	6/15/11	615	651,255
FirstEnergy Corp., Sr. Unsec’d. Notes, Ser. B	Baa3	6.450	11/15/11	550	574,068
FPL Group Capital, Inc., Gtd. Notes	A2	5.350	6/15/13	705	748,401
FPL Group Capital, Inc., Gtd. Notes	A2	5.625	9/01/11	275	293,963
Korea Hydro & Nuclear Power Co. Ltd, (South Korea), Sr. Unsec’d. Notes, 144A	A2	6.250	6/17/14	2,000	1,995,044
MidAmerican Energy Co., Sr. Unsec’d. Notes	A2	5.650	7/15/12	2,175	2,306,688
Nevada Power Co., Mortgage, Ser. A	Baa3	8.250	6/01/11	1,785	1,901,578
Nisource Finance Corp., Gtd. Notes	Baa3	6.150	3/01/13	600	596,417
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	5.950	9/01/13	600	624,328
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.200	3/01/11	505	521,118
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.250	12/01/13	4,000	4,392,340
Peco Energy Co., First Mortgage	A2	5.000	10/01/14	2,685	2,815,982

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Electrical Utilities (cont’d.)
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	3/15/14	$3,400	$3,575,202
PSEG Power LLC, Gtd. Notes	Baa1	6.950	6/01/12	260	279,909
PSEG Power LLC, Gtd. Notes	Baa1	7.750	4/15/11	5,000	5,351,415
Southern California Edison Co., First Mortgage	A2	5.750	3/15/14	2,425	2,630,863
Southern Co. (The), Sr. Unsec’d. Notes	A3	4.150	5/15/14	1,500	1,505,967
Virginia Electric and Power Co., Sr. Unsec’d. Notes	Baa1	5.100	11/30/12	900	951,017
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A1	6.000	4/01/14	435	477,913

					60,852,373

Energy—Integrated 3.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	Aa1	3.125	3/10/12	6,000	6,120,618
BP Capital Markets PLC (United Kingdom), Gtd. Notes	Aa1	3.625	5/08/14	2,000	1,994,652
BP Capital Markets PLC (United Kingdom), Gtd. Notes	Aa1	5.250	11/07/13	1,000	1,073,311
Burlington Resources Finance Co. (Canada), Gtd. Notes	A2	6.400	8/15/11	470	506,824
Chevron Corp. Sr. Unsec’d. Notes, 144A	Aa1	3.950	3/03/14	3,240	3,335,787
Conoco Funding Company Co. (Canada), Gtd. Notes	A1	6.350	10/15/11	2,000	2,182,762
ConocoPhillips, Gtd. Notes	A1	4.600	1/15/15	2,300	2,363,584
ConocoPhillips, Gtd. Notes	A1	4.750	2/01/14	3,840	3,998,150
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.000	2/15/14	2,000	2,166,082
Husky Energy, Inc. (Canada), Sr. Notes	Baa2	5.900	6/15/14	2,870	3,002,451
Marathon Oil Corp., Sr. Unsec’d. Notes	Baa1	6.500	2/15/14	1,800	1,924,290
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	4.000	7/15/13	4,000	3,884,372
Shell International Finance (Netherlands), Gtd. Notes	Aa1	4.000	3/21/14	4,000	4,107,304
StatoilHydro ASA (Norway), Unsec’d. Notes	Aa2	3.875	4/15/14	8,200	8,316,481

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	17

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Energy—Integrated (cont’d.)
TNK-BP Finance SA (Luxembourg), Gtd. Notes,
144A (original cost $746,693; purchased 7/13/06)(g)	Baa2	6.875%	7/18/11	$750	$728,438
Western Oil Sands, Inc. (Canada), Gtd. Notes	Baa1	8.375	5/01/12	855	941,654

					46,646,760

Energy—Other 2.0%
Anadarko Finance Co. (Canada), Gtd. Notes	Baa3	6.750	5/01/11	1,000	1,040,800
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.750	6/15/14	1,750	1,779,201
Apache Corp., Notes	A3	6.000	9/15/13	1,200	1,305,695
Canadian National Resources Ltd. (Canada), Sr. Unsec’d. Notes	Baa2	5.150	2/01/13	880	895,504
Delek & Avner Yam Tethys Ltd. (Israel), Sr. Sec’d. Notes, 144A	Baa3	5.326	8/01/13	227	225,882
Devon Energy Corp., Sr. Notes	Baa1	5.625	1/15/14	2,000	2,107,050
Devon Financing Corp. (Cananda), Gtd. Notes	Baa1	6.875	9/30/11	2,000	2,172,182
EnCana Holdings Finance Corp. (Canada), Gtd. Notes	Baa2	5.800	5/01/14	2,000	2,116,884
EOG Resources, Inc., Sr. Unsec’d. Notes	A3	6.125	10/01/13	1,000	1,085,711
Kerr McGee Corp., Gtd. Notes	Baa3	6.875	9/15/11	2,000	2,109,332
Nabors Holdings 1 ULC., Gtd. Notes	Baa1	4.875	8/15/09	240	240,616
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250	3/15/13	1,200	1,244,344
Weatherford International, Inc., Gtd. Notes	Baa1	5.950	6/15/12	705	736,092
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625	6/15/13	3,350	3,361,868
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.750	12/15/13	2,000	2,102,860
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.900	8/01/12	460	487,514
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250	4/15/13	2,500	2,649,127

					25,660,662

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods 7.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	5.375%	11/15/14	$3,000	$3,026,757
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.200	1/15/14	9,080	9,762,109
Bottling Group LLC, Gtd. Notes	Aa2	6.950	3/15/14	3,300	3,763,914
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	3.625	3/15/14	2,700	2,730,707
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.250	3/01/15	3,230	3,266,483
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	7.375	3/03/14	1,000	1,143,899
ConAgra Foods, Inc., Notes	Baa2	5.875	4/15/14	3,000	3,180,522
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875	9/15/10	990	1,049,189
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	5.625	10/15/12	610	618,624
Delhaize Group (Belgium), Gtd. Notes	Baa3	5.875	2/01/14	5,164	5,301,822
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	4.375	5/03/10	275	279,113
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.125	1/30/12	390	406,464
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.200	1/30/13	1,750	1,820,037
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	7.375	1/15/14	3,350	3,790,374
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa3	6.120	5/01/13	1,000	1,035,242
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.200	3/17/15	1,000	1,054,410
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.250	8/15/13	1,210	1,277,992
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.650	9/10/12	4,250	4,535,626
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000	2/15/12	600	645,957
H.J. Heinz Co., Sr. Unsec’d. Notes	Baa2	5.350	7/15/13	1,100	1,150,114
H.J. Heinz Finance Co., Gtd. Notes	Baa2	6.625	7/15/11	3,835	4,062,496

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	19

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Hershey Co. (The), Sr. Unsec’d. Notes	A2	5.000%	4/01/13	$575	$600,202
Kellogg Co., Sr. Unsec’d. Notes	A3	5.125	12/03/12	920	983,448
Kellogg Co., Sr. Unsec’d. Notes, Ser. B	A3	6.600	4/01/11	4,305	4,612,605
Kraft Foods, Inc., Sr. Unsec’d. Notes(b)	Baa2	1.456	8/11/10	1,350	1,337,357
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.625	11/01/11	2,000	2,124,948
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750	2/19/14	1,000	1,096,770
Kroger Co. (The), Gtd. Notes	Baa2	5.000	4/15/13	2,570	2,629,097
Kroger Co. (The), Gtd. Notes	Baa2	6.200	6/15/12	4,750	5,077,194
Kroger Co. (The), Gtd. Notes	Baa2	7.500	1/15/14	3,355	3,754,144
McCormick & Co., Sr. Unsec’d. Notes, M.T.N.	A2	5.250	9/01/13	1,150	1,162,714
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	4.300	3/01/13	1,000	1,040,174
Pepsi Americas, Inc., Bonds	Baa1	5.625	5/31/11	285	301,455
Pepsi Americas, Inc., Notes	Baa1	4.375	2/15/14	1,000	1,007,269
SABMiller PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.200	7/01/11	650	685,429
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	4.950	8/16/10	3,280	3,347,338
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	5.800	8/15/12	1,750	1,873,534
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.250	3/15/14	815	874,612
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.500	3/01/11	2,267	2,400,923
Unilever Capital Corp., Gtd. Notes	A1	3.650	2/15/14	2,800	2,848,950
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875	4/15/11	2,130	2,325,082

					93,985,096

Healthcare & Pharmaceutical 5.4%
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625	9/15/12	600	591,557
Baxter FinCo BV (Netherlands), Gtd. Notes	A3	4.750	10/15/10	830	859,839
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.000	3/01/14	1,990	2,010,129
Beckman Coulter, Inc., Sr. Unsec’d. Notes	Baa3	6.000	6/01/15	3,000	3,142,995

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.000%	6/15/11	$960	$957,600
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	5.500	6/15/13	750	744,869
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	5.650	6/15/12	1,500	1,544,664
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	6.750	2/15/11	480	505,300
Covidien International Finance (Luxembourg), Gtd. Notes	Baa1	5.150	10/15/10	720	740,824
Covidien International Finance (Luxembourg), Gtd. Notes	Baa1	5.450	10/15/12	2,400	2,538,763
Eli Lilly & Co., Sr. Unsec’d. Notes	A1	3.550	3/06/12	5,000	5,179,905
Express Scripts, Inc., Sr. Unsec’d. Notes	Baa3	5.250	6/15/12	5,500	5,682,346
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	4.850	5/15/13	4,600	4,811,798
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550	3/30/12	1,375	1,432,494
Hospira, Inc., Sr. Unsec’d. Notes, M.T.N.	Baa3	6.400	5/15/15	1,700	1,789,515
McKesson Corp., Sr. Unsec’d. Notes	Baa3	5.250	3/01/13	2,765	2,812,854
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.500	2/15/14	2,000	2,133,838
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	6.125	3/15/13	1,000	1,031,052
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	7.250	8/15/13	2,000	2,145,186
Medtronic, Inc., Ser. B, Sr. Unsec’d. Notes	A1	4.375	9/15/10	1,100	1,125,260
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.500	3/15/14	1,000	1,035,861
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	1.875	6/30/11	5,510	5,517,047
Novartis Capital Corp., Gtd. Notes	Aa2	4.125	2/10/14	2,525	2,599,159
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	5.350	3/15/15	2,300	2,471,580
Quest Diagnostics, Inc., Gtd. Notes	Baa3	5.125	11/01/10	535	546,805
Roche Holdings, Inc., Gtd. Notes, 144A	A2	4.500	3/01/12	1,500	1,576,943
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.000	3/01/14	3,190	3,336,437
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	5.550	12/01/13	3,810	4,092,527

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	21

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Wyeth, Sr. Unsec’d. Notes	A3	5.500%	2/01/14	$3,000	$3,210,699
Wyeth, Sr. Unsec’d. Notes	A3	6.950	3/15/11	1,125	1,218,024

					67,385,870

Healthcare Insurance 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.750	6/15/11	1,290	1,348,627
Cigna Corp., Sr. Unsec’d. Notes	Baa2	6.375	10/15/11	606	622,318
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875	2/15/13	921	930,937
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.125	11/15/10	600	620,897
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250	3/15/11	1,500	1,548,054
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.500	11/15/12	2,500	2,587,095
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	4.250	12/15/09	1,000	1,011,881
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000	1/15/11	1,330	1,363,640
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	6.000	2/15/14	1,000	1,018,405

					11,051,854

Insurance 2.2%
Allstate Corp. (The), Sr. Notes	A3	6.200	5/16/14	1,750	1,835,521
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.000	8/15/14	1,920	1,903,169
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750	12/01/14	2,800	2,523,399
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.600	5/15/13	1,000	1,037,104
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	5.000	8/15/13	1,325	1,390,035
Chubb Corp., Sr. Unsec’d. Notes	A2	5.200	4/01/13	570	594,288
Chubb Corp., Sr. Unsec’d. Notes	A2	6.000	11/15/11	1,400	1,496,767
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.250	10/15/11	405	391,428
ING Security Life Institutional Funding, Sr. Unsec’d. Notes, 144A	A1	4.250	1/15/10	1,100	1,075,142
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.750	2/15/14	3,255	2,868,566

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	5.650%	8/27/12	$800	$776,508
MassMutual Global Funding II, Notes, 144A	Aa1	3.625	7/16/12	2,500	2,500,550
Metlife, Inc., Sr. Unsec’d. Notes	A2	5.500	6/15/14	1,500	1,512,138
Metlife, Inc., Sr. Unsec’d. Notes	A2	6.125	12/01/11	5,000	5,234,336
Principal Life Income Funding Trust, Sr. Sec’d. Notes	Aa3	5.200	11/15/10	740	744,262
Principal Life Income Funding Trust, Sr. Sec’d. Notes, M.T.N.	Aa3	5.300	4/24/13	500	498,852
Progressive Corp. (The), Sr. Unsec’d. Notes	A1	6.375	1/15/12	875	885,469
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes, M.T.N.	A2	5.375	6/15/12	925	940,686

					28,208,220

Lodging 0.1%
Starwood Hotels & Resorts Wordwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250	2/15/13	1,046	972,780
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	7.875	10/15/14	1,000	940,000

					1,912,780

Media & Entertainment 2.3%
CBS Corp., Gtd. Notes	Baa3	6.625	5/15/11	810	819,944
CBS Corp., Gtd. Notes	Baa3	8.200	5/15/14	3,000	3,076,374
News America Holdings, Inc., Gtd. Notes	Baa1	9.250	2/01/13	3,000	3,420,552
Time Warner, Inc., Gtd. Notes	Baa2	5.500	11/15/11	2,380	2,457,776
Time Warner, Inc., Gtd. Notes	Baa2	6.750	4/15/11	1,375	1,439,035
Time Warner, Inc., Gtd. Notes,	Baa2	6.875	5/01/12	9,000	9,627,704
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	5.750	4/30/11	3,190	3,265,801
Vivendi (France), Notes, 144A	Baa2	5.750	4/04/13	3,800	3,823,986
Walt Disney Co. (The), Sr. Unsec’d. Notes	A2	4.500	12/15/13	665	693,236

					28,624,408

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	23

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Metals 1.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	5.375%	6/01/13	$1,000	$957,787
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.000	12/15/10	825	857,648
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.125	3/29/12	400	420,157
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.250	12/15/15	3,000	3,123,519
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500	4/01/14	900	965,469
Falconbridge Ltd. (Canada), Sr. Unsec’d. Notes	Baa2	7.350	6/05/12	2,960	2,942,814
Nucor Corp., Sr. Unsec’d. Notes	A1	5.000	6/01/13	750	782,760
Rio Tinto Financial USA Ltd. (Australia), Gtd. Notes	Baa1	5.875	7/15/13	1,560	1,569,777
Rio Tinto Financial USA Ltd. (Australia), Gtd. Notes	Baa1	8.950	5/01/14	2,900	3,222,613
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	5.650	6/01/13	800	720,019
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500	11/16/11	820	808,012

					16,370,575

Non Captive Finance 3.9%
American Express Credit Corp., Sr. Unsec’d. Notes	A2	5.000	12/02/10	1,100	1,105,214
American Express Credit Corp., Sr. Unsec’d. Notes	A2	7.300	8/20/13	1,000	1,039,709
Block Financial LLC, Gtd. Notes	Baa1	7.875	1/15/13	3,800	4,116,772
CIT Group, Inc., Sr. Unsec’d. Notes	B3	4.250	2/01/10	35	31,423
Countrywide Financial Corp., Gtd. Notes, M.T.N.	A2	5.800	6/07/12	4,642	4,670,924
Countrywide Home Loans, Inc., Gtd. Notes, M.T.N.	A2	4.125	9/15/09	500	501,630
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	4.800	5/01/13	6,000	6,006,534
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	4.875	3/04/15	1,700	1,653,879

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Non Captive Finance (cont’d.)
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.250%	10/19/12	$4,000	$4,111,908
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900	5/13/14	16,000	16,330,576
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	4.750	4/15/10	1,265	1,280,080
International Lease Finance Corp., Sr. Unsec’d. Notes, M.T.N.	Baa2	5.450	3/24/11	635	532,356
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	6.375	3/25/13	1,000	760,814
SLM Corp., Sr. Unsec’d. Notes	Ba1	4.000	1/15/10	4,000	3,874,416
SLM Corp., Sr. Unsec’d. Notes, M.T.N.	Ba1	5.000	10/01/13	1,400	1,132,400
SLM Corp., Sr. Unsec’d. Notes, M.T.N.	Ba1	5.050	11/14/14	3,000	2,321,100

					49,469,735

Paper 0.3%
Georgia-Pacific, Sr. Unsec’d. Note	B2	8.125	5/15/11	1,000	1,000,000
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.400	6/15/14	3,000	2,986,374

					3,986,374

Pipelines & Other 1.5%
DCP Midstream LLC, Sr. Unsec’d. Notes	Baa2	7.875	8/16/10	2,315	2,421,687
Duke Cap Corp., Sr. Unsec’d. Notes	Baa1	7.500	10/01/09	495	500,595
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	8.500	4/15/14	2,500	2,804,128
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600	8/01/12	4,475	4,505,608
Enterprise Products Operating LP, Gtd. Notes	Baa3	4.625	10/15/09	920	922,708
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.625	2/15/15	3,600	3,638,585
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.850	9/15/12	1,050	1,094,652
ONEOK Partners LP, Gtd. Notes	Baa2	5.900	4/01/12	600	615,569

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	25

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Transcontinental Gas Pipe Line Corp., Sr. Unsec’d. Notes	Baa2	8.875%	7/15/12	$1,000	$1,099,512
Williams Cos. (The), Inc., Sr. Unsec’d. Notes	Baa3	7.125	9/01/11	1,185	1,208,525

					18,811,569

Railroads 2.1%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	4.875	1/15/15	5,000	5,060,480
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	5.900	7/01/12	445	471,254
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.750	7/15/11	2,555	2,745,411
Canadian National Railways Co. (Canada), Sr. Unsec’d. Notes	A3	4.400	3/15/13	3,000	3,065,670
CSX Corp., Sr. Unsec’d. Notes	Baa3	4.875	11/01/09	300	301,376
CSX Corp., Sr. Unsec’d. Notes	Baa3	5.750	3/15/13	675	692,111
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.250	4/01/15	2,000	2,067,696
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.750	3/15/11	315	330,674
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.257	9/17/14	3,000	3,099,732
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	8.625	5/15/10	845	895,193
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	3.625	6/01/10	2,500	2,541,243
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.125	2/15/14	3,000	3,100,938
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.450	1/31/13	1,145	1,187,018
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650	1/15/11	500	524,725

					26,083,521

Real Estate Investments Trusts 1.7%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, M.T.N.	Baa1	5.500	1/15/12	590	591,539
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, M.T.N.	Baa1	6.625	9/15/11	3,000	3,096,129

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investments Trusts (cont’d.)
Brandywine Operating Partners, Gtd. Notes	Baa3	5.750%	4/01/12	$585	$528,909
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	5.625	8/15/11	440	421,211
ERP Operating LP, Sr. Unsec’d. Notes	Baa1	5.500	10/01/12	3,185	3,189,516
Liberty Property LP, Sr. Unsec’d. Notes	Baa2	6.375	8/15/12	1,350	1,294,921
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	5.050	4/15/10	1,809	1,802,081
Nationwide Health Properities, Inc., Sr. Unsec’d. Notes	Baa2	6.500	7/15/11	240	236,441
Simon Property Group LP, Sr. Unsec’d. Notes	A3	4.600	6/15/10	1,100	1,102,736
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.300	5/30/13	3,000	2,900,904
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.600	9/01/11	3,215	3,251,625
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.750	5/01/12	390	396,251
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.750	5/15/14	2,000	2,009,608

					20,821,871

Retail 2.2%
AutoZone, Inc., Sr. Unsec’d. Notes	Baa2	5.750	1/15/15	3,200	3,191,972
CVS Caremark Corp., Sr. Unsec’d. Notes(b)	Baa2	0.968	6/01/10	2,965	2,943,975
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875	9/15/14	2,000	2,029,882
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750	8/15/11	1,000	1,057,481
Federated Retail Holding, Inc., Gtd. Notes	Ba2	5.350	3/15/12	575	523,372
GameStop Corp., Gtd. Notes	Ba1	8.000	10/01/12	1,820	1,833,650
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	3.750	9/15/09	2,500	2,506,280
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	4.625	8/15/10	940	957,668

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	27

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Retail (cont’d.)
JC Penney Co., Inc., Sr. Unsec’d. Notes	Ba1	8.000%	3/01/10	$985	$995,849
Lowe’s Cos., Inc., Sr. Unsec’d. Notes.	A1	5.600	9/15/12	2,000	2,138,814
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba2	7.450	9/15/11	1,000	958,513
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa2	6.750	6/01/14	2,600	2,702,731
Staples, Inc., Gtd. Notes	Baa2	7.750	4/01/11	1,000	1,057,500
Target Corp., Sr. Unsec’d. Notes	A2	5.125	1/15/13	900	953,330
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000	2/03/14	2,500	2,466,620
Walgreen Co., Sr. Unsec’d. Notes	A2	4.875	8/01/13	1,100	1,167,167

					27,484,804

Technology 4.3%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700	6/01/10	2,500	2,450,000
CA, Inc., Sr. Unsec’d. Notes	Baa3	4.750	12/01/09	1,000	997,500
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375	6/15/12	9,000	9,161,442
Dell, Inc., Sr. Unsec’d. Notes	A2	4.700	4/15/13	490	504,282
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	6.000	8/01/13	4,000	4,366,596
Fiserv, Inc., Gtd. Notes	Baa2	6.125	11/20/12	2,850	2,958,292
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	2.250	5/27/11	10,000	10,030,460
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	4.250	2/24/12	2,000	2,087,480
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	6.125	3/01/14	2,800	3,086,370
IBM Corp., Notes	A1	6.500	10/15/13	4,500	5,029,515
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.400	3/15/12	575	580,602
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	5.875	7/15/10	265	259,700
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000	11/01/11	420	422,813
Oracle Corp., Sr. Unsec’d. Notes	A2	3.750	7/08/14	6,005	6,005,000
Oracle Corp., Sr. Unsec’d. Notes	A2	4.950	4/15/13	1,560	1,633,563
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba3	6.375	10/01/11	750	717,188
Xerox Corp., Gtd. Notes	Baa2	5.500	5/15/12	200	199,453

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Xerox Corp., Gtd. Notes	Baa2	7.125%	6/15/10	$1,500	$1,548,750
Xerox Corp., Sr. Notes	Baa2	8.250	5/15/14	1,500	1,559,795

					53,598,801

Telecommunications 11.4%
America Movil SAB de CV (Mexico), Gtd. Notes	A3	5.500	3/01/14	4,250	4,337,295
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125	10/15/12	2,500	2,515,625
AT&T Corp., Gtd. Notes(a)	A2	7.300	11/15/11	6,685	7,331,065
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.125	9/15/09	1,250	1,256,296
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.850	2/15/14	2,750	2,852,300
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.950	1/15/13	1,770	1,840,811
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.700	11/15/13	800	878,578
AT&T Wireless Services, Inc., Gtd. Notes	A2	8.125	5/01/12	415	464,627
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes	A2	7.875	3/01/11	5,000	5,392,325
BellSouth Corp., Sr. Unsec’d. Notes	A2	4.200	9/15/09	1,545	1,553,303
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150	1/15/13	1,000	996,550
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	8.625	12/15/10	4,250	4,513,806
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.250	7/22/13	5,000	5,135,655
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.500	6/15/10	5,645	5,936,649
Embarq Corp., Sr. Unsec’d. Notes	Baa3	6.738	6/01/13	7,115	7,182,173
France Telecom SA (France), Sr. Unsec’d. Notes	A3	4.375	7/08/14	5,720	5,764,496
France Telecom SA (France), Sr. Unsec’d. Notes	A3	7.750	3/01/11	4,610	4,985,863
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000	10/01/10	2,575	2,701,888
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.000	8/03/09	500	500,000

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	29

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	3/15/12	$1,600	$1,612,000
Qwest Services Corp., Sr. Unsec’d. Notes	Ba1	7.875	9/01/11	1,200	1,200,000
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa2	6.250	6/15/13	5,535	5,869,220
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.000	1/15/10	650	653,116
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.875	10/01/10	1,730	1,747,539
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175	6/18/14	5,625	5,688,428
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.200	7/18/11	720	745,342
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949	1/15/15	5,275	5,361,795
Telefonica Europe BV (Netherlands), Gtd. Notes	Baa1	7.750	9/15/10	7,095	7,484,344
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000	6/01/11	5,320	5,709,796
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.350	2/15/13	6,720	6,864,231
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	5.350	2/15/11	500	521,338
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.250	12/01/10	3,725	3,966,164
Verizon Wireless Capital LLC, Notes, 144A	A2	3.750	5/20/11	15,000	15,307,094
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A(h)	A2	5.550	2/01/14	3,100	3,291,047
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	4.150	6/10/14	5,000	4,921,545
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.350	2/27/12	2,035	2,143,738
Vodafone Group PLC, (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.500	6/15/11	2,630	2,767,270
Vodafone Group PLC (United Kingdom) Sr. Unsec’d. Notes	Baa1	7.750	2/15/10	750	775,358

					142,768,670

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS (Continued)

Tobacco 1.2%
Altria Group, Inc., Gtd. Notes	Baa1	7.750%	2/06/14	$6,500	$7,165,047
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875	5/16/13	1,500	1,574,081
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	6.875	3/17/14	3,500	3,949,117
Reynolds American, Inc., Gtd. Notes(b)	Baa3	1.329	6/15/11	1,000	935,266
Reynolds American, Inc., Gtd. Notes	Baa3	6.500	7/15/10	1,500	1,535,175

					15,158,686

Total corporate bonds (cost $1,072,196,478)					1,097,628,943

FOREIGN AGENCIES 0.7%
Electricite DE France (France), Notes, 144A	Aa3	5.500	1/26/14	6,725	7,240,316
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A2	4.750	7/20/09	1,210	1,209,534
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125	10/13/10	45	48,546

Total foreign agencies (cost $8,342,123)					8,498,396

FOREIGN LOCAL GOVERNMENT 0.5%
Province of Ontario Canada (Canada), Bonds (cost $5,995,980)	Aa1	4.100	6/16/14	6,000	6,118,854

MUNICIPAL BONDS 1.0%
Andrew W. Mellon Foundation (The)	Aaa	3.950	8/01/14	5,000	4,996,250
California St.	A2	5.250	4/01/14	7,750	7,584,770

Total municipal bonds (cost $12,788,565)					12,581,020

U.S. TREASURY OBLIGATIONS 2.9%
United States Treasury Note		1.125	6/30/11	14,595	14,596,168
United States Treasury Note(a)		1.875	6/15/12	19,830	19,974,164
United States Treasury Note		2.625	6/30/14	1,510	1,514,726

Total U.S. treasury obligations (cost $35,951,015)					36,085,058

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	31

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

Moody’s Rating†	Interest Rate	Maturity Date	Shares	Value (Note 1)

PREFERRED STOCK

Banking
JPMorgan Chase Capital XXVI (cost $400,000)			16,000	$401,440

Total long-term investments (cost $1,150,989,011)				1,176,277,666

SHORT-TERM INVESTMENT 4.5%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $56,358,332; Note 3)(d)			56,358,332	56,358,332

Total Investments 98.3% (cost $1,207,347,343; Note 5)				1,232,635,998
Other assets in excess of liabilities(i) 1.7%				21,841,969

Net Assets 100.0%				$1,254,477,967

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company

LP—Limited Partnership

M.T.N.—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor

†	The ratings reflected are as of June 30, 2009. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Segregated as collateral for financial futures contracts.
(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate in effect at June 30, 2009.
(c)	Standard & Poor’s rating.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents issuer in default on interest payments and/or principal repayment; non income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $3,273,036. The aggregate value of $3,271,279 is approximately 0.3% of net assets.
(h)	Security segregated as collateral for swap agreements.
(i)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts and credit default swap agreements as follows:

See Notes to Financial Statements.

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Open futures contracts outstanding at June 30, 2009:

Number of Contracts	Type	Expiration Date	Value at June 30, 2009	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Position:
1,646	U.S. Treasury 2 Yr. Notes	Sep. 2009	$355,896,062	$356,398,990	$(502,928)
	Short Position:
1,528	U.S. Treasury 5 Yr. Notes	Sep. 2009	175,290,250	176,267,829	977,579
147	U.S. Treasury 10 Yr. Notes	Sep. 2009	17,091,047	17,521,796	430,749

					$905,400

Credit default swap agreements outstanding at June 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Citibank, N.A.	9/20/2012	$1,000	0.310%	Altria Group, Inc. 7.000%, 11/04/13	$17,161	$—	$17,161
Citibank, N.A.	9/20/2012	1,000	0.320%	Clorox Co. (The) 6.125%, 02/01/11	1,492	—	1,492
Barclays Bank PLC	9/20/2012	1,000	0.595%	Fortune Brands, Inc. 5.375%, 01/15/16	28,704	—	28,704
Deutsche Bank AG	6/20/2013	1,000	2.000%	International Lease Finance Corp. 4.150%, 01/20/15	207,247	—	207,247
JP Morgan Chase Bank	9/20/2011	1,000	5.050%	Macy’s Retail Holdings, Inc. 7.450%, 9/15/11	(17,117)	—	(17,117)
Goldman Sachs International	3/20/2014	1,000	6.600%	Simon Property Group LP 5.250%, 12/01/16	(177,976)	—	(177,976)
Goldman Sachs International	3/20/2014	1,000	0.700%	Duke Energy Corp. 6.300%, 02/01/14	(8,966)	—	(8,966)
Citibank, N.A.	3/20/2014	500	3.950%	Whirlpool Corp. 7.750%, 07/15/16	(28,202)	—	(28,202)
Goldman Sachs International	6/20/2014	1,000	2.150%	Black & Decker Corp. 5.750%, 11/15/16	(22,986)	—	(22,986)
Deutsche Bank AG	3/20/2014	1,045	7.050%	Starwood Hotels & Resorts Worldwide 7.875%, 05/01/12	(140,591)	—	(140,591)
Citibank, N.A.	6/20/2014	3,000	1.000%	CBS Corp. 4.625%, 05/05/18	233,225	229,563	3,662

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	33

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

Credit default swap agreements outstanding at June 30, 2009 (continued):

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1) (continued):
JP Morgan Chase Bank	6/20/2014	$3,000	5.000%	SLM Corp. 5.125%, 08/27/12	$298,010	$584,292	$(286,282)
Deutsche Bank AG	6/20/2013	3,000	1.000%	Embarq Corp. 7.082%, 06/01/18	(3,119)	(26,159)	23,040

					$386,882	$787,696	$(400,814)

Counterparty	Termination Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Morgan Stanley Capital Services	3/20/2014	0.08%	$2,000	1.600%	Astrazeneca PLC 5.900%, 09/15/17	$71,088	$—	$71,088
Deutsche Bank AG	3/20/2010	0.39%	3,000	5.000%	General Electric Capital Corp. 5.625%, 09/15/17	28,055	(375,000)	403,055

						$99,143	$(375,000)	$474,143

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	35

Portfolio of Investments

as of June 30, 2009 (Unaudited) continued

The following is a summary of the inputs used as of June 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$453,052	$—
Bank Loan	—	485,719	—
Commercial Mortgage-Backed Securities	—	14,025,184	—
Corporate Bonds	—	1,097,628,943	—
Foreign Agencies	—	8,498,396	—
Foreign Local Government	—	6,118,854	—
Municipal Bonds	—	12,581,020	—
Preferred Stock	401,440	—	—
U.S. Treasury Obligations	—	36,085,058	—
Affiliated Money Market Mutual Fund	56,358,332	—	—

	56,759,772	1,175,876,226	—
Other Financial Instruments*	905,400	73,329	—

Total	$57,665,172	$1,175,949,555	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 12/31/08	$(28,671)
Realized gain (loss)	**
Change in unrealized appreciation (depreciation)	28,671
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/09	$—

**	The realized gain earned during the period for other financial instruments was $5,732.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2009 were as follows:

Banking	16.2%
Telecommunications	11.4
Foods	7.5
Healthcare & Pharmaceutical	5.4
Electrical Utilities	4.8
Affiliated Money Market Mutual Fund	4.5
Technology	4.3
Non Captive Finance	3.9
Energy—Integrated	3.7
Capital Goods	3.3
Cable	3.0
U.S. Treasury Obligations	2.9
Aerospace/Defense	2.3
Media & Entertainment	2.3
Insurance	2.2
Retail	2.2
Railroads	2.1
Energy—Other	2.0
Real Estate Investment Trusts	1.7
Pipelines & Others	1.5
Consumer	1.4
Metals	1.3
Tobacco	1.2
Chemicals	1.1
Commercial Mortgage-Backed Securities	1.1
Municipal Bonds	1.0
Healthcare Insurance	0.9
Foreign Agencies	0.7
Building Materials & Construction	0.6
Foreign Local Government	0.5
Airlines	0.3
Automotive	0.3
Brokerage	0.3
Paper	0.3
Lodging	0.1

98.3
Other assets in excess of liabilities	1.7

100.0%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	37

June 30, 2009 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2009 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swaps	$755,449		Unrealized depreciation on swaps	$682,120
Credit contracts	Premium paid for swap agreements	813,855		Premium received for swap agreements	401,159
Interest rate contracts	Due from broker— variation margin	1,408,328	*	Due from broker— variation margin	502,928	*

Total		$2,977,632			$1,586,207

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

(Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(46,696)	$(46,696)
Interest rate contracts	783,687	—	783,687

Total	$783,687	$(46,696)	$736,991

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(293,137)	$(293,137)
Interest rate contracts	319,394	—	319,394

Total	$319,394	$(293,137)	$26,257

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	39

Statement of Assets and Liabilities

as of June 30, 2009 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $1,150,989,011)	$1,176,277,666
Affiliated Investments (cost $56,358,332)	56,358,332
Cash	8,880,257
Receivable for investments sold	32,923,790
Receivable for Fund shares sold	26,083,651
Dividends and interest receivable	14,708,906
Premium paid for swap agreements	813,855
Unrealized appreciation on swaps	755,449
Due from broker—variation margin	243,928
Prepaid expenses	833

Total assets	1,317,046,667

Liabilities
Payable for investments purchased	57,555,328
Payable for Fund shares repurchased	1,968,796
Dividends payable	1,232,367
Unrealized depreciation on swaps	682,120
Premium received for swap agreements	401,159
Management fee payable	369,878
Distribution fee payable	292,153
Affiliated transfer agent fee payable	48,899
Deferred directors’ fees	11,765
Accrued expenses	6,235

Total liabilities	62,568,700

Net Assets	$1,254,477,967

Net assets were comprised of:
Common stock, at par	$1,136,132
Paid-in capital in excess of par	1,248,495,462

1,249,631,594
Distribution in excess of net investment income	(904,258)
Accumulated net realized loss on investments	(20,518,329)
Net unrealized appreciation on investments	26,268,960

Net assets, June 30, 2009	$1,254,477,967

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($632,466,497 ÷ 57,314,880 shares of common stock issued and outstanding)	$11.03
Maximum sales charge (3.25% of offering price)	.37

Maximum offering price to public	$11.40

Class B
Net asset value, offering price and redemption price per share ($14,523,345 ÷ 1,316,132 shares of common stock issued and outstanding)	$11.03

Class C
Net asset value, offering price and redemption price per share ($297,739,799 ÷ 26,980,298 shares of common stock issued and outstanding)	$11.04

Class R
Net asset value, offering price and redemption price per share ($1,888,301 ÷ 171,119 shares of common stock issued and outstanding)	$11.04

Class Z
Net asset value, offering price and redemption price per share ($307,860,025 ÷ 27,830,767 shares of common stock issued and outstanding)	$11.06

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	41

Statement of Operations

Six Months Ended June 30, 2009 (Unaudited)

Net Investment Income
Income
Interest income	$15,970,245
Affiliated dividend income	155,195

Total income	16,125,440

Expenses
Management fee	1,371,012
Distribution fee—Class A	482,748
Distribution fee—Class B	59,075
Distribution fee—Class C	489,658
Distribution fee—Class R	2,664
Transfer agent’s fee and expenses (including affiliated expense of $94,400) (Note 3)	192,000
Registration fees	48,000
Custodian’s fees and expenses	42,000
Reports to shareholders	30,000
Audit fee	14,000
Legal fees and expenses	11,000
Directors’ fees	11,000
Insurance	4,000
Miscellaneous	6,685

Total expenses	2,763,842

Net investment income	13,361,598

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain (loss) on:
Investment transactions	(762,224)
Financial futures transactions	783,687
Swap transactions	(46,696)

(25,233)

Net change in unrealized appreciation (depreciation) on:
Investments	39,053,947
Financial futures contracts	319,394
Swaps	(293,137)

39,080,204

Net gain on investments	39,054,971

Net Increase In Net Assets Resulting From Operations	$52,416,569

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2009	Year Ended December 31, 2008
Increase (Decrease) In Net Assets
Operations:
Net investment income	$13,361,598	$11,823,126
Net realized gain (loss) on investments	(25,233)	3,387,824
Net change in unrealized appreciation (depreciation) on investments	39,080,204	(13,168,296)

Net increase in net assets resulting from operations	52,416,569	2,042,654

Dividends from net investment income (Note 1)
Class A	(8,114,320)	(8,293,754)
Class B	(202,572)	(476,695)
Class C	(2,436,803)	(1,145,128)
Class R	(21,322)	(13,629)
Class Z	(3,481,231)	(3,023,202)

	(14,256,248)	(12,952,408)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	986,671,415	195,908,368
Net asset value of shares issued in reinvestment of dividends	10,123,428	11,039,176
Cost of shares reacquired	(121,329,101)	(117,098,309)

Net increase in net assets from Fund share transactions	875,465,742	89,849,235

Total increase	913,626,063	78,939,481

Net Assets:
Beginning of period	340,851,904	261,912,423

End of period	$1,254,477,967	$340,851,904

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	43

Notes to Financial Statements

(Unaudited)

Dryden Short-Term Bond Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund currently consists of one portfolio which is the Dryden Short-Term Corporate Bond Fund (the “Portfolio”). The Portfolio’s investment objective is high current income consistent with the preservation of principal. Under normal circumstances, the Portfolio invests at least 80% of its investable assets in bonds of corporations with varying maturities. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Portfolio in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial

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condition and the markets in which it does business; the cost of the investment; the size of the holding and capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	45

Notes to Financial Statements

(Unaudited) continued

Options: The Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase. The difference between the premium and the amount received or paid on at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swaps are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts

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recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	47

Notes to Financial Statements

(Unaudited) continued

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to equity risk exposure in the normal course of pursuing its investment objectives. A Portfolio may enter into total return swaps to manage their exposure to a security or an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the

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fund, from the point of entering into the contract. This risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty which may permit the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2009, the Portfolio has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Fund’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	49

Notes to Financial Statements

(Unaudited) continued

with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, each portfolio in the Fund is treated as a separate tax paying entity. It is the Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement on behalf of the Portfolio with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, PIM is obligated to keep certain books and records of the Portfolio. PI pays for the services of PIM, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and bookkeeping costs of the Portfolio. The Portfolio bears all other cost and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, and Class Z shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class A, Class B, Class C, and Class R shares pursuant to plans of distribution, (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable

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monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Portfolio.

Pursuant to the Class A, B, C, and R Plans, the Portfolio compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1%, and .75 of 1% of the average daily net assets of the Class A, B, C, and R shares, respectively. For the six months ended June 30, 2009, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1%, and .50 of 1% of the average daily net assets of the Class A, Class C, and Class R shares, respectively.

PIMS has advised the Portfolio that it received approximately $1,089,200 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2009. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Portfolio that for the six months ended June 30, 2009, it received approximately $1,500, $13,200 and $34,600 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2009, the Portfolio incurred approximately $100,000 in total networking fees, of which approximately $16,600 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series, a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	51

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2009, aggregated $1,788,154,580 and $954,356,763, respectively. United States government securities represent $929,934,789 and $897,270,708 of those purchases and sales, respectively.

Note 5. Distributions and Tax Information

For federal income tax purposes, the Portfolio had a capital loss carryforward at December 31, 2008 of approximately $18,063,000 of which $2,905,000 expires in 2010, $5,362,000 expires in 2013, $7,851,000 expires in 2014 and $1,945,000 expires in 2015. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Portfolio will be able to realize full benefit prior to the expiration date.

The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of June 30, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,209,979,373	$29,902,854	$(7,246,229)	$22,656,625

The difference between book and tax basis was primarily attributable to deferred losses on wash sales and the differences in the treatment of accreting market discount and premium amortization for book and tax purposes. Other cost basis adjustments are primarily attributable to unrealized appreciation on swaps.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Portfolio offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. All investors who purchased Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 3% which decreases by 1% annually to 1% in the third and fourth years and 0% in the fifth year. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first twelve months. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 312.5 million authorized shares of $.01 par value common stock, divided into five classes for each portfolio, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 62,500,000 authorized shares for each portfolio. As of June 30, 2009, 272 shares of Class R were owned by Prudential.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2009:
Shares sold	42,179,955	$454,511,127
Shares issued in reinvestment of dividends	592,966	6,416,467
Shares reacquired	(7,295,916)	(78,599,221)

Net increase (decrease) in shares outstanding before conversion	35,477,005	382,328,373
Shares issued upon conversion from Class B	157,527	1,701,293

Net increase (decrease) in shares outstanding	35,634,532	$384,029,666

Year ended December 31, 2008:
Shares sold	11,642,163	$123,029,602
Shares issued in reinvestment of dividends	658,747	7,031,674
Shares reacquired	(6,093,520)	(64,608,302)

Net increase (decrease) in shares outstanding before conversion	6,207,390	65,452,974
Shares issued upon conversion from Class B	584,798	6,269,622

Net increase (decrease) in shares outstanding	6,792,188	$71,722,596

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	53

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended June 30, 2009:
Shares sold	763,066	$8,208,830
Shares issued in reinvestment of dividends	13,517	145,971
Shares reacquired	(196,455)	(2,112,815)

Net increase (decrease) in shares outstanding before conversion	580,128	6,241,986
Shares reacquired upon conversion into Class A	(157,314)	(1,701,293)

Net increase (decrease) in shares outstanding	422,814	$4,540,693

Year ended December 31, 2008:
Shares sold	498,441	$5,327,763
Shares issued in reinvestment of dividends	35,009	375,663
Shares reacquired	(436,948)	(4,652,133)

Net increase (decrease) in shares outstanding before conversion	96,502	1,051,293
Shares reacquired upon conversion into Class A	(584,019)	(6,269,622)

Net increase (decrease) in shares outstanding	(487,517)	$(5,218,329)

Class C
Six months ended June 30, 2009:
Shares sold	24,328,288	$262,804,358
Shares issued in reinvestment of dividends	124,813	1,355,112
Shares reacquired	(884,139)	(9,548,291)

Net increase (decrease) in shares outstanding	23,568,962	$254,611,179

Year ended December 31, 2008:
Shares sold	1,965,023	$20,950,629
Shares issued in reinvestment of dividends	75,014	800,545
Shares reacquired	(745,703)	(7,912,402)

Net increase (decrease) in shares outstanding	1,294,334	$13,838,772

Class R
Six months ended June 30, 2009:
Shares sold	128,889	$1,399,955
Shares issued in reinvestment of dividends	1,302	14,105
Shares reacquired	(28,801)	(313,000)

Net increase (decrease) in shares outstanding	101,390	$1,101,060

Year ended December 31, 2008:
Shares sold	61,665	$653,691
Shares issued in reinvestment of dividends	563	5,911
Shares reacquired	(5,423)	(56,895)

Net increase (decrease) in shares outstanding	56,805	$602,707

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Class Z	Shares	Amount
Six months ended June 30, 2009:
Shares sold	23,994,921	$259,747,145
Shares issued in reinvestment of dividends	201,953	2,191,773
Shares reacquired	(2,842,385)	(30,755,774)

Net increase (decrease) in shares outstanding	21,354,489	$231,183,144

Year ended December 31, 2008:
Shares sold	4,299,612	$45,946,683
Shares issued in reinvestment of dividends	263,677	2,825,383
Shares reacquired	(3,745,417)	(39,868,577)

Net increase (decrease) in shares outstanding	817,872	$8,903,489

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not utilize the line of credit during the six months ended June 30, 2009.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	55

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.47

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	.58

Total from investment operations	.79

Less Distributions:
Dividends from net investment income	(.23)

Net asset value, end of period	$11.03

Total Return(a):	7.58%
Ratios/Supplemental Data:
Net assets, end of period (000)	$632,467
Average net assets (000)	$389,425
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees(c)	.75	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income	3.94	%(e)
Portfolio turnover rate	144	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Fund invests.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Calculated based on average shares outstanding during the period.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2008(d)	2007(d)	2006	2005	2004

$10.88	$10.76	$10.82	$11.23	$11.52

.45	.44	.41	.39	.38
(.37)	.19	.02	(.29)	(.15)

.08	.63	.43	.10	.23

(.49)	(.51)	(.49)	(.51)	(.52)

$10.47	$10.88	$10.76	$10.82	$11.23

.77%	5.95%	4.03%	.86%	2.01%

$227,052	$161,995	$170,262	$213,359	$188,404
$179,641	$163,819	$191,991	$209,594	$153,543

.86%	.85%	.94%	.92%	.92%
.61%	.60%	.69%	.67%	.67%
4.21%	4.11%	3.80%	3.51%	3.05%
83%	82%	61%	73%	55%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	57

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended June 30, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.47

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	.57

Total from investment operations	.74

Less Distributions:
Dividends from net investment income	(.18)

Net asset value, end of period	$11.03

Total Return(a):	7.15%
Ratios/Supplemental Data:
Net assets, end of period (000)	$14,523
Average net assets (000)	$11,913
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees	1.50	%(d)
Expenses, excluding distribution and service (12b-1) fees	.50	%(d)
Net investment income	3.17	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Fund invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.
(e)	Less than .005%.

See Notes to Financial Statements.

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Class B
Year Ended December 31,
2008(c)	2007(c)	2006	2005	2004

$10.88	$10.76	$10.82	$11.23	$11.52

.37	.36	.33	.28	.30
(.37)	.18	.02	(.27)	(.16)

—	.54	.35	.01	.14

(.41)	(.42)	(.41)	(.42)	(.43)

$10.47	$10.88	$10.76	$10.82	$11.23

— (e)	5.16%	3.26%	.09%	1.25%

$9,354	$15,023	$26,071	$41,733	$58,297
$12,519	$20,803	$34,619	$51,250	$63,694

1.61%	1.60%	1.69%	1.67%	1.67%
.61%	.60%	.69%	.67%	.67%
3.44%	3.33%	3.05%	2.76%	2.70%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	59

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended June 30, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.47

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	.60

Total from investment operations	.78

Less Distributions:
Dividends from net investment income	(.21)

Net asset value, end of period	$11.04

Total Return(a):	7.47%
Ratios/Supplemental Data:
Net assets, end of period (000)	$297,740
Average net assets (000)	$131,657
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees(c)	1.25	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income	3.47	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Fund invests.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	Calculated based on average shares outstanding during the period.
(e)	Annualized.

See Notes to Financial Statements.

60	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2008(d)	2007(d)	2006	2005	2004

$10.88	$10.76	$10.82	$11.23	$11.52

.40	.39	.35	.31	.33
(.37)	.18	.02	(.27)	(.16)

.03	.57	.37	.04	.17

(.44)	(.45)	(.43)	(.45)	(.46)

$10.47	$10.88	$10.76	$10.82	$11.23

.27%	5.42%	3.51%	.34%	1.50%

$35,727	$23,035	$26,739	$38,264	$54,320
$27,757	$24,817	$31,763	$46,358	$60,026

1.36%	1.35%	1.44%	1.42%	1.42%
.61%	.60%	.69%	.67%	.67%
3.72%	3.60%	3.30%	3.01%	2.96%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	61

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended June 30, 2009(f)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.47

Income (loss) from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	.59

Total from investment operations	.78

Less Distributions:
Dividends from net investment income	(.21)

Net asset value, end of period	$11.04

Total Return(b):	7.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,888
Average net assets (000)	$1,074
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.00	%(e)
Expenses, excluding distribution and service (12b-1) fees	.50	%(e)
Net investment income	3.74	%(e)

(a)	Inception date of Class R shares.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for the periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.
(f)	Calculated based on average shares outstanding during the period.

See Notes to Financial Statements.

62	Visit our website at www.jennisondryden.com

Class R
Year Ended December 31,				May 17, 2004(a) through December 31, 2004
2008(f)	2007(f)	2006	2005

$10.88	$10.76	$10.82	$11.23	$11.28

.43	.42	.38	.39	.24
(.37)	.18	.02	(.32)	.09

.06	.60	.40	.07	.33

(.47)	(.48)	(.46)	(.48)	(.38)

$10.47	$10.88	$10.76	$10.82	$11.23

.53%	5.70%	3.78%	.63%	2.92%

$730	$141	$101	$3	$3
$301	$115	$66	$3	$2

1.11%	1.10%	1.19%	1.17%	1.17	%(e)
.61%	.60%	.69%	.67%	.67	%(e)
4.04%	3.88%	3.58%	3.29%	.99	%(e)

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	63

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended June 30, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.50

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	.58

Total from investment operations	.80

Less Distributions:
Dividends from net investment income	(.24)

Net asset value, end of period	$11.06

Total Return(a):	7.70%
Ratios/Supplemental Data:
Net assets, end of period (000)	$307,860
Average net assets (000)	$157,150
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees	.50	%(d)
Expenses, excluding distribution and service (12b-1) fees	.50	%(d)
Net investment income	4.21	%(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for the periods of less than one full year are not annualized.
(b)	Does not include expenses of the underlying portfolio in which the Fund invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

64	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2008(c)	2007(c)	2006	2005	2004

$10.91	$10.79	$10.85	$11.26	$11.55

.48	.47	.43	.41	.41
(.37)	.18	.03	(.28)	(.15)

.11	.65	.46	.13	.26

(.52)	(.53)	(.52)	(.54)	(.55)

$10.50	$10.91	$10.79	$10.85	$11.26

1.02%	6.22%	4.29%	1.12%	2.27%

$67,989	$61,719	$44,597	$53,652	$73,263
$62,409	$50,253	$48,027	$60,056	$63,698

.61%	.60%	.69%	.67%	.67%
.61%	.60%	.69%	.67%	.67%
4.45%	4.38%	4.05%	3.76%	3.44%

See Notes to Financial Statements.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund	65

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Dryden Short-Term Corporate Bond Fund (the “Fund”)1 consists of 12 individuals, 10 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the JennisonDryden Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2-4, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2008, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

[1]	Dryden Short-Term Corporate Bond Fund is the sole series of Dryden Short-Term Bond Fund, Inc.

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

shareholders. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 2-4, 2009.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services provided, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to

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both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Short-Intermediate Investment-Grade Debt Universe) was in the second quartile over all periods. The Board also noted that the Fund outperformed against its benchmark index on a gross basis over all periods except the ten-year period.

The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s first quartile, and that the Fund’s total expenses ranked in the Expense Group’s third quartile.

The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund

Approval of Advisory Agreements (continued)

that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Short-Term Bond Fund, Inc./Dryden Short-Term Corporate Bond Fund
Share Class	A	B	C	R	Z
NASDAQ	PBSMX	PSMBX	PIFCX	JDTRX	PIFZX
CUSIP	26248R602	26248R701	26248R800	26248R875	26248R883

MF140E2    0158596-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short-Term Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 24, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 24, 2009

*	Print the name and title of each signing officer under his or her signature.